Fair Value Measurements (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) integer	Dec. 31, 2017 USD ($)
Unrealized loss on corporate bonds	$ 1,014
Realized loss on corporate bonds	580
Amortized cost of investments	166,226
Carrying amount of mortgage notes payable	88,789	$ 118,317
Fair value of mortgage notes payable	$ 87,983	$ 122,271
Bonds maturing 2020 through 2021
Number of corporate bonds | integer	55
Bonds maturing 2024
Number of corporate bonds | integer	1
Fair Value, Measurements, Recurring [Member]
Assets measured at fair value	$ 165,212